Segment information - Schedule of geographical breakdown of non current assets (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Intangible assets	€ 625,379	€ 631,002	€ 695,622
Property, plant and equipment	37,904	51,355	56,213
Investments in joint ventures and other investments	3,497	2,895	2,444
Other non-current receivables	12,516	15,170	12,703	€ 13,360
Non-current assets	709,888	712,771	777,846
Switzerland
Disclosure of geographical areas [line items]
Intangible assets	600,719	607,589	671,066
Property, plant and equipment	1,792	3,351	2,569
Investments in joint ventures and other investments	3,915	2,791	1,499
Other non-current receivables	1,964	100	1
Non-current assets	608,390	613,831	675,135
Australia
Disclosure of geographical areas [line items]
Intangible assets	11,087	11,927	15,691
Property, plant and equipment	2,082	2,453	3,052
Investments in joint ventures and other investments	0	0	0
Other non-current receivables	227	194	221
Non-current assets	13,396	14,574	18,964
Japan
Disclosure of geographical areas [line items]
Intangible assets		2,640	1,720
Property, plant and equipment		1,177	1,127
Investments in joint ventures and other investments		0	0
Other non-current receivables		135	130
Non-current assets		3,952	2,977
Italy
Disclosure of geographical areas [line items]
Intangible assets	1,094	1,379	1,540
Property, plant and equipment	8,859	10,484	12,838
Investments in joint ventures and other investments	0	0	0
Other non-current receivables	288	358	217
Non-current assets	10,241	12,221	14,595
Singapore
Disclosure of geographical areas [line items]
Intangible assets	664
Property, plant and equipment	3,381
Investments in joint ventures and other investments	0
Other non-current receivables	1,003
Non-current assets	5,048
Rest of the world
Disclosure of geographical areas [line items]
Intangible assets	11,815	7,467	5,605
Property, plant and equipment	21,790	33,890	36,627
Investments in joint ventures and other investments	(418)	104	945
Other non-current receivables	9,034	14,383	12,134
Non-current assets	42,221	55,844	55,311
Significant countries
Disclosure of geographical areas [line items]
Intangible assets	625,379	631,002	695,622
Property, plant and equipment	37,904	51,355	56,213
Investments in joint ventures and other investments	3,497	2,895	2,444
Other non-current receivables	12,516	15,170	12,703
Non-current assets	€ 679,296	€ 700,422	€ 766,982